The Bhirud Funds Inc.
                          THE APEX MID CAP GROWTH  FUND
                                3 Thorndal Circle
                                Darien, CT 06820
                 For Shareholder Services Call:  (877) 593-8637

Prospectus supplement dated April 5, 2006 to the Prospectus Dated
November 30, 2005

1)The following information replaces the address found in the Paragraph on Page 9 under "Mail".

Apex Mid Cap Growth Fund
C/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Ste 400
Broadview Heights, OH 44147

2) The following information replaces the address found in the Paragraph on Page 10 under "Personal Delivery".

Apex Mid Cap Growth Fund
C/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Ste 400
Broadview Heights, OH 44147


3) The following information replaces the address found in the Paragraph on Page 10 under "Subsequent Purchases of Shares".

Apex Mid Cap Growth Fund
C/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Ste 400
Broadview Heights, OH 44147

4) The following information replaces the address found in the Paragraph on Page 11 under "Written Request".

Apex Mid Cap Growth Fund
C/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Ste 400
Broadview Heights, OH 44147


April 5, 2006


_____________________
Suresh L. Bhirud, President